Corporate and Group Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Principal Subsidiaries

Particulars of the Company’s principal subsidiaries at the end of the reporting period are as follows:

	Place and date of		Percentage of
	incorporation/	Issued ordinary/	equity attributable
	registration and	registered share	to the Company
Name	place of business	capital	Direct	Indirect	Principal activities
		million
China Eastern Airlines Jiangsu Co., Ltd. (“CEA Jiangsu”)	PRC/Mainland China April 7, 1993	RMB2,000	62.56%	—	Provision of airline services
China Eastern Airlines Wuhan Co., Ltd. (“CEA Wuhan”)	PRC/Mainland China August 16, 2002	RMB1,750	60%	—	Provision of airline services
Shanghai Eastern Flight Training Co., Ltd. (“Shanghai Flight Training”)	PRC/Mainland China December 18, 1995	RMB694	100%	—	Provision of flight training services
Shanghai Airlines Co., Ltd. (“Shanghai Airlines”)	PRC/Mainland China March 16, 2010	RMB500	100%	—	Provision of airline services
China Eastern Airlines Technology Co., Ltd. (“Eastern Technology”)	PRC/Mainland China November 19, 2014	RMB4,300	100%	—	Provision of airline maintenance services
China Eastern Business Jet Co., Ltd.	PRC/Mainland China September 27, 2008	RMB50	100%	—	Provision of business aviation services
China Eastern Airlines Yunnan Co., Ltd. (“CEA Yunnan”)	PRC/Mainland China August 2, 2011	RMB3,662	90.36%	—	Provision of airline services
Eastern Air Overseas (Hong Kong) Co., Ltd. (“Eastern Air Overseas”)	Hong Kong June 10, 2011	HKD280	100%	—	Provision of import and export, investment, leasing and consultation services
China United Airlines Co., Ltd. (“China United Airlines”)	PRC/Mainland China September 21, 1984	RMB1,320	100%	—	Provision of airline services
Eastern Airlines Hotel Co., Ltd.	PRC/Mainland China March 18, 1998	RMB70	100%	—	Provision of hotel services primarily to crew
Shanghai Airlines Tours International (Group) Co., Ltd. (“Shanghai Airlines Tours”)	PRC/Mainland China August 29, 1992	RMB50	100%	—	Tour operations, travel and air ticketing agency and transportation
China Eastern Airlines Application Development Center Co., Ltd. (“Application Development Center”)	PRC/Mainland China November 21, 2011	RMB498	100%	—	Provision of research and development of technology and products in the field of aviation
China Eastern Airlines E-Commerce Co., Ltd. (“Eastern E-Commerce”)	PRC/Mainland China December 1, 2014	RMB50	100%	—	E-commerce platform and ticket agent